Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	Net investment in finance lease
The Company's net investment in finance lease is presented in the consolidated statements of financial position as follows:

	December 31, 2020	December 31, 2019
	$	$
Balance – Beginning of period	416	442
Interest accretion	37	39
Lease receipts	(92)	(89)
Effects of foreign exchange	8	24
Balance – End of period	369	416

Current	99	92
Non-current	270	324
	369	416
The following table sets out a maturity analysis of the lease payments receivable, showing the undiscounted lease payments to be received on an annual basis, reconciliation to the net investment in lease.

$
Less than one year	96
One to two years	96
Two to three years	96
Three to four years	96
Four to five years	56
Total undiscounted lease payments receivable	440
Less: Interest accretion	(85)
Add: Impact of present value	14
Net investment in lease – December 31, 2020	369
    Leases
The Company's right-of-use assets by class of assets is as follows:

	Premises	Others	Total
	$	$	$
Costs
Balance – January 1, 2019	2,209	197	2,406
Additions	481	159	640
Disposals	—	(76)	(76)
Effects of foreign exchange	33	(4)	29
Balance – December 31, 2019	2,723	276	2,999
Additions	968	—	968
Effects of foreign exchange	170	21	191
Balance – December 31, 2020	3,861	297	4,158

Accumulated amortization
Balance – January 1, 2019	—	—	—
Amortization	494	105	599
Disposals	—	(29)	(29)
Effects of foreign exchange	9	—	9

Balance – December 31, 2019	503	76	579
Amortization	662	82	744
Effects of foreign exchange	25	12	37
Balance – December 31, 2020	1,190	170	1,360

Carrying value
Net balance – December 31, 2019	2,220	200	2,420
Net balance – December 31, 2020	2,671	127	2,798

The Company's lease obligations are as follows:

	December 31, 2020	December 31, 2019
	$	$
Balance – Beginning of period	3,414	3,183
Additions	968	790
Disposals	—	(47)
Interest accretion	358	319
Lease repayments	(1,106)	(883)
Effects of foreign exchange	170	52
Balance – End of period	3,804	3,414
Current	1,260	935
Non-current	2,544	2,479

Expenses incurred for the fiscal year ended December 31, 2020 relating to short-term leases and leases of low-value assets were $238 (2019 - $215).